Investment Strategy - Vanguard Emerging Markets Ex-China ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging ex-China Index (the Index), a market-capitalization weighted index that is made up of approximately 1,012 common stocks of large- and mid-cap companies located in emerging markets around the world, excluding China, as of August 29, 2025. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the Index in terms of key characteristics. Under normal circumstances, the Fund will generally invest all, but at least 80%, of its net assets (plus any borrowings for investment purposes) in the securities comprising the Index and in securities that the advisor determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. These key characteristics include the industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement.